UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07381

T. Rowe Price Health Sciences Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (410) 345-2000

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2024

Health Sciences Fund

Investor Class (PRHSX)

This semi-annual shareholder report contains important information about Health Sciences Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Health Sciences Fund - Investor Class	$41	0.80%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$14,901,989
Number of Portfolio Holdings	272

Portfolio Turnover Rate	32.9%

What did the fund invest in?

Industry Allocation (as a % of Net Assets)

Other Biotechnology	23.7%
Major Pharmaceuticals	20.8
Payors	14.2
Implants	12.7
Life Sciences	10.4
Major Biotechnology	7.0
Other Products & Devices	5.3
Providers	2.0
Other Services	1.7
Other	2.2

Top Ten Holdings (as a % of Net Assets)

Eli Lilly	12.1%
UnitedHealth Group	6.5
Intuitive Surgical	4.8
Thermo Fisher Scientific	4.4
Merck	4.0
Elevance Health	3.7
Stryker	3.6
Danaher	3.4
Regeneron Pharmaceuticals	3.2
Vertex Pharmaceuticals	2.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695801

F114-053 8/24

Health Sciences Fund

Investor Class (PRHSX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

June 30, 2024

Health Sciences Fund

I Class (THISX)

This semi-annual shareholder report contains important information about Health Sciences Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Health Sciences Fund - I Class	$35	0.67%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$14,901,989
Number of Portfolio Holdings	272

Portfolio Turnover Rate	32.9%

What did the fund invest in?

Industry Allocation (as a % of Net Assets)

Other Biotechnology	23.7%
Major Pharmaceuticals	20.8
Payors	14.2
Implants	12.7
Life Sciences	10.4
Major Biotechnology	7.0
Other Products & Devices	5.3
Providers	2.0
Other Services	1.7
Other	2.2

Top Ten Holdings (as a % of Net Assets)

Eli Lilly	12.1%
UnitedHealth Group	6.5
Intuitive Surgical	4.8
Thermo Fisher Scientific	4.4
Merck	4.0
Elevance Health	3.7
Stryker	3.6
Danaher	3.4
Regeneron Pharmaceuticals	3.2
Vertex Pharmaceuticals	2.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695801

F216-053 8/24

Health Sciences Fund

I Class (THISX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRHSX Health Sciences Fund –
.
THISX Health Sciences Fund–
.
I Class

T. ROWE PRICE Health Sciences Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET
VALUE
Beginning of period $ 87.90 $ 89.82 $ 104.08 $ 98.85 $ 81.43 $ 67.01
Investment
activities
Net investment
income (loss)
(1)(2)
—
(3)
(0.08) (0.09) (0.22) (0.04) —
(3)
Net realized and
unrealized gain/
loss 6.98 2.74 (12.58) 13.21 24.54 19.45
Total from
investment
activities 6.98 2.66 (12.67) 12.99 24.50 19.45
Distributions
Net investment
income — — — — — (0.05)
Net realized gain — (4.58) (1.59) (7.76) (7.08) (4.98)
Total distributions — (4.58) (1.59) (7.76) (7.08) (5.03)
NET ASSET
VALUE
End of period $ 94.88 $ 87.90 $ 89.82 $ 104.08 $ 98.85 $ 81.43

T. ROWE PRICE Health Sciences Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
Ratios/Supplemental Data
Total return
(2)(4)
7.94% 3.08% (12.19)% 13.27% 30.12% 29.11%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.80%
(5)
0.80% 0.80% 0.75% 0.76% 0.76%
Net expenses
after waivers/
payments by
Price Associates 0.80%
(5)
0.80% 0.80% 0.75% 0.76% 0.76%
Net investment
income (loss) 0.00%
(5)
(0.09)% (0.10)% (0.21)% (0.05)% 0.00%
Portfolio turnover
rate 32.9% 48.4% 28.8% 33.8% 41.7% 38.8%
Net assets, end of
period (in millions) $9,014 $9,105 $10,235 $17,213 $15,753 $12,649
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Health Sciences Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET
VALUE
Beginning of period $ 88.12 $ 89.91 $ 104.05 $ 98.87 $ 81.42 $ 67.00
Investment
activities
Net investment
income (loss)
(1)(2)
0.06 0.04 0.05 (0.11) 0.05 0.08
Net realized and
unrealized gain/
loss 6.99 2.75 (12.60) 13.22 24.57 19.46
Total from
investment
activities 7.05 2.79 (12.55) 13.11 24.62 19.54
Distributions
Net investment
income — — — — — (0.14)
Net realized gain — (4.58) (1.59) (7.93) (7.17) (4.98)
Total distributions — (4.58) (1.59) (7.93) (7.17) (5.12)
NET ASSET
VALUE
End of period $ 95.17 $ 88.12 $ 89.91 $ 104.05 $ 98.87 $ 81.42

T. ROWE PRICE Health Sciences Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
Ratios/Supplemental Data
Total return
(2)(3)
8.00% 3.22% (12.08)% 13.40% 30.27% 29.25%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.67%
(4)
0.67% 0.67% 0.65% 0.65% 0.65%
Net expenses
after waivers/
payments by
Price Associates 0.67%
(4)
0.67% 0.67% 0.65% 0.65% 0.65%
Net investment
income (loss) 0.14%
(4)
0.04% 0.05% (0.10)% 0.06% 0.11%
Portfolio turnover
rate 32.9% 48.4% 28.8% 33.8% 41.7% 38.8%
Net assets, end of
period (in millions) $5,888 $5,607 $5,938 $2,295 $1,679 $1,155
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Health Sciences Fund
June 30, 2024 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  95.9%
BIOTECHNOLOGY  26.1%
International-Biotechnology  0.2%
Ideaya Biosciences (1) 690,085 24,229
24,229
Major Biotechnology  6.5%
Amgen  1,130,657 353,274
Biogen (1) 251,422 58,284
Celldex Therapeutics (1) 1,106,747 40,961
Exact Sciences (1) 704,149 29,750
Exact Sciences CMO Milestone, Acquisition Date: 1/6/21,
Cost $— (1)(2)(3) 3,726,272 2,124
Exact Sciences FDA Milestone, Acquisition Date: 1/6/21,
Cost $— (1)(2)(3) 1,863,136 1,062
Neurocrine Biosciences (1) 746,944 102,832
Vertex Pharmaceuticals (1) 810,943 380,105
968,392
Other Biotechnology  19.4%
ACADIA Pharmaceuticals (1) 130,208 2,116
Affinivax Expense Fund, Acquisition Date: 9/12/22, Cost $12 (1)
(2)(3) 12,445 12
Affinivax Milestone Event, Acquisition Date: 9/12/22,
Cost $3,454 (1)(2)(3) 7,349,672 4,410
Affinivax Next Gen. Prod. Milestone Event, Acquisition Date:
9/12/22, Cost $3,454 (1)(2)(3) 7,349,672 1,691
Agios Pharmaceuticals (1) 1,272,675 54,878
Akero Therapeutics (1) 722,363 16,947
Alector (1) 553,592 2,513
Allogene Therapeutics (1) 4,271,720 9,953
Alnylam Pharmaceuticals (1) 1,335,120 324,434
AnaptysBio (1) 231,954 5,813
Apellis Pharmaceuticals (1) 477,173 18,304
Apogee Therapeutics (1) 555,743 21,869
Arcellx (1) 578,571 31,931
Ardelyx (1) 1,102,722 8,171
Arvinas (1) 526,828 14,024
Ascendis Pharma, ADR (1) 600,787 81,935
Aura Biosciences (1) 380,592 2,877
Avidity Biosciences (1) 3,037,724 124,091
BeiGene, ADR (1) 648,105 92,465
Bicycle Therapeutics, ADR (1) 540,454 10,939

T. ROWE PRICE Health Sciences Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Bicycle Therapeutics PIPE, ADR, Acquisition Date: 5/23/24,
Cost $17,281 (1)(3) 806,752 15,512
Biohaven (1) 1,713,707 59,483
BioMarin Pharmaceutical (1) 654,117 53,854
Blueprint Medicines (1) 1,794,139 193,372
Cargo Therapeutics (1) 1,699,233 27,901
Centessa Pharmaceuticals, ADR (1) 1,885,304 17,024
Crinetics Pharmaceuticals (1) 1,018,842 45,634
Cytokinetics (1) 364,268 19,736
Day One Biopharmaceuticals (1) 54,089 745
Denali Therapeutics (1) 1,101,938 25,587
Disc Medicine (1) 230,122 10,372
Dyne Therapeutics (1) 892,923 31,511
Entrada Therapeutics (1) 302,983 4,318
Generation Bio (1) 1,930,181 5,443
Ginkgo Bioworks, Earn Out Shares $15.00, Acquisition Date:
9/17/21, Cost $— (1)(3) 212,706 4
Ginkgo Bioworks, Earn Out Shares $17.50, Acquisition Date:
9/17/21, Cost $— (1)(3) 212,706 3
Ginkgo Bioworks, Earn Out Shares $20.00, Acquisition Date:
9/17/21, Cost $— (1)(3) 212,706 2
Gyroscope Therapeutics, Milestone Payment 1, Acquisition
Date: 2/18/22, Cost $5,684 (1)(2)(3) 5,683,928 —
Gyroscope Therapeutics, Milestone Payment 2, Acquisition
Date: 2/18/22, Cost $3,788 (1)(2)(3) 3,788,007 —
Gyroscope Therapeutics, Milestone Payment 3, Acquisition
Date: 2/18/22, Cost $3,788 (1)(2)(3) 3,788,007 —
IGM Biosciences (1) 919,815 6,319
Immatics (1) 1,543,315 17,933
Immuneering, Class A (1) 558,381 715
Immunocore Holdings, ADR (1) 1,357,411 46,003
Immunome (1) 1,504,760 18,208
Insmed (1) 2,606,288 174,621
Ionis Pharmaceuticals (1) 1,137,342 54,206
Iovance Biotherapeutics (1) 1,595,062 12,792
Krystal Biotech (1) 342,325 62,865
Kymera Therapeutics (1) 1,228,800 36,680
Legend Biotech, ADR (1) 821,920 36,403
Longboard Pharmaceuticals (1) 1,028,920 27,812
Lyell Immunopharma (1) 5,920,907 8,585
Monte Rosa Therapeutics (1) 868,208 3,247
MoonLake Immunotherapeutics (1) 1,230,361 54,099
Morphic Holding (1) 621,518 21,175
Novocure (1) 1,550,229 26,555

T. ROWE PRICE Health Sciences Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Pliant Therapeutics (1) 463,466 4,982
Prelude Therapeutics (1) 619,654 2,361
ProfoundBio, Escrow Fund Payment, EC, Acquisition Date:
5/24/24, Cost $704 (1)(2)(3) 704,486 669
ProfoundBio, Expense Fund Payment, EC, Acquisition Date:
5/24/24, Cost $2 (1)(2)(3) 2,348 2
Protagonist Therapeutics (1) 909,055 31,499
Prothena (1) 575,791 11,884
Rapport Therapeutics, Acquisition Date: 8/7/23 - 3/19/24,
Cost $8,828 (1)(3) 614,732 14,299
RAPT Therapeutics (1) 59,137 180
Regeneron Pharmaceuticals (1) 448,588 471,480
Relay Therapeutics (1) 1,214,260 7,917
Repligen (1) 249,744 31,483
Replimune Group (1) 1,458,946 13,131
Replimune Group PIPE, Acquisition Date: 6/13/24,
Cost $1,456 (1)(3) 165,120 1,412
REVOLUTION Medicines (1) 1,474,309 57,218
REVOLUTION Medicines, Warrants, 11/14/28 (1) 198,505 14
Rocket Pharmaceuticals (1) 1,027,618 22,125
Sage Therapeutics (1) 283,986 3,084
Sana Biotechnology (1) 2,263,360 12,358
Sarepta Therapeutics (1) 100,754 15,919
Scholar Rock, Warrants, 12/31/25, Acquisition Date: 6/17/22,
Cost $— (1)(3) 151,540 448
Scholar Rock Holding (1) 1,699,961 14,161
SpringWorks Therapeutics (1) 1,018,878 38,381
Spyre Therapeutics (1) 207,880 4,887
Structure Therapeutics, ADR (1) 1,116,078 43,828
Ultragenyx Pharmaceutical (1) 900,881 37,026
Vaxcyte (1) 841,878 63,570
Voyager Therapeutics (1) 682,605 5,399
Xencor (1) 874,134 16,547
Zai Lab, ADR (1) 1,268,126 21,977
Zentalis Pharmaceuticals (1) 581,724 2,379
2,898,712
Total Biotechnology 3,891,333
LIFE SCIENCES  9.2%
Life Sciences  9.2%
Agilent Technologies  820,863 106,408
Bio-Techne  1,134,808 81,309
Bruker  305,128 19,470
Danaher  2,042,519 510,323

T. ROWE PRICE Health Sciences Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ginkgo Bioworks Holdings, Class A (1) 1,528,986 511
Pacific Biosciences of California (1) 1,161,008 1,591
SomaLogic, Warrants, 8/31/26 (1) 90,179 2
Thermo Fisher Scientific  1,192,710 659,569
Total Life Sciences 1,379,183
MISCELLANEOUS  0.0%
Miscellaneous  0.0%
Orchestra BioMed Holdings (1) 378,361 3,084
Total Miscellaneous 3,084
PHARMACEUTICALS  21.1%
Major Pharmaceuticals  20.5%
AstraZeneca, ADR  4,822,225 376,085
Daiichi Sankyo (JPY)  999,400 34,733
Eli Lilly  1,985,003 1,797,182
Merck  4,758,502 589,103
Novo Nordisk, ADR  1,784,735 254,753
3,051,856
Specialty Pharmaceuticals  0.6%
Madrigal Pharmaceuticals (1) 323,878 90,738
90,738
Total Pharmaceuticals 3,142,594
PRODUCTS & DEVICES  17.3%
Capital Equipment  0.2%
PROCEPT BioRobotics (1) 398,010 24,314
24,314
Implants  12.4%
Becton Dickinson & Company  704,394 164,624
Boston Scientific (1) 3,014,502 232,147
Edwards Lifesciences (1) 2,181,305 201,487
Intuitive Surgical (1) 1,599,196 711,402
Stryker  1,561,559 531,321
Verily Life Sciences, Series B, Acquisition Date: 1/23/19,
Cost $13,998 (1)(2)(3) 113,564 11,077
1,852,058
Other Products & Devices  4.7%
10X Genomics, Class A (1) 1,305,182 25,386
Argenx, ADR (1) 757,900 325,927
Dexcom (1) 676,860 76,742
Hologic (1) 844,768 62,724
Inspire Medical Systems (1) 148,240 19,839

T. ROWE PRICE Health Sciences Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Insulet (1) 152,449 30,764
Lantheus Holdings (1) 251,047 20,157
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $31,622 (1)
(2)(3) 8,397,988 3,359
Penumbra (1) 727,875 130,996
Saluda Medical, Warrants, 1/20/27, Acquisition Date: 1/20/22,
Cost $— (1)(2)(3) 103,592 204
696,098
Total Products & Devices 2,572,470
SERVICES  17.8%
Distribution  0.9%
Cardinal Health  376,549 37,022
Cencora  108,569 24,461
McKesson  113,776 66,450
127,933
Information  0.0%
GeneDx Holdings (1) 30,145 788
GeneDx Holdings, Warrants, 7/22/26 (1) 206,747 6
794
Other Services  1.2%
Guardant Health (1) 191,097 5,519
ICON (1) 291,060 91,239
Tempus Labs, Series D, Acquisition Date: 3/16/18 - 6/21/24,
Cost $45,685 (1)(3) 2,277,302 79,705
176,463
Payors  13.9%
Centene (1) 654,152 43,370
Cigna Group  762,356 252,012
Elevance Health  1,026,468 556,202
Humana  275,804 103,054
Molina Healthcare (1) 513,505 152,665
UnitedHealth Group  1,889,798 962,399
2,069,702
Providers  1.8%
agilon health (1) 409,560 2,679
HCA Healthcare  487,111 156,499
Surgery Partners (1) 220,230 5,239

T. ROWE PRICE Health Sciences Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Tenet Healthcare (1) 842,847 112,124
276,541
Total Services 2,651,433
Total Miscellaneous Common Stocks  4.4%  (4) 657,942
Total Common Stocks (Cost $6,985,121) 14,298,039
CONVERTIBLE BONDS  0.2%
Galvanize Therapeutics, 0.00%, 2/13/27, Acquisition Date:
2/28/24, Cost $6,173 (1)(2)(3) 6,172,900 6,173
Immunocore Holdings, 2.50%, 2/1/30 (5) 15,469,000 12,907
Kardium, 10.00%, 12/31/26, Acquisition Date: 5/31/24,
Cost $5,292 (1)(2)(3)(6) 5,291,700 5,292
Total Convertible Bonds (Cost $26,934) 24,372
CONVERTIBLE PREFERRED STOCKS  3.7%
BIOTECHNOLOGY  1.9%
Other Biotechnology  1.9%
Arbor Bio, Series B, Acquisition Date: 10/29/21, Cost $8,828 (1)
(2)(3) 532,759 8,828
Avalyn Pharma, Series C-1, Acquisition Date: 9/22/23,
Cost $6,178 (1)(2)(3) 8,436,161 6,178
Bluejay Therapeutics, Series C, Acquisition Date: 5/1/24,
Cost $16,506 (1)(2)(3)(6) 2,529,000 16,506
Bluejay Therapeutics, Series C-1, Acquisition Date: 5/1/24,
Cost $1,135 (1)(2)(3)(6) 173,971 1,135
Chroma Medicine, Series A, Acquisition Date: 10/12/21,
Cost $11,040 (1)(2)(3) 5,207,526 13,540
Chroma Medicine, Series B, Acquisition Date: 2/8/23,
Cost $4,412 (1)(2)(3) 1,697,072 4,412
Delfi Diagnostics, Series A, Acquisition Date: 1/12/21 - 4/7/22,
Cost $7,107 (1)(2)(3) 3,426,868 16,605
Delfi Diagnostics, Series B, Acquisition Date: 6/10/22,
Cost $8,980 (1)(2)(3) 1,853,138 8,980
Eikon Therapeutics, Series B, Acquisition Date: 12/3/21,
Cost $18,022 (1)(2)(3) 1,018,820 21,904
Eikon Therapeutics, Series C, Acquisition Date: 5/18/23,
Cost $4,262 (1)(2)(3) 198,249 4,262
EndeavorBio, Series B, Acquisition Date: 1/21/22,
Cost $8,808 (1)(2)(3) 1,867,734 12,186
EndeavorBio, Series C, Acquisition Date: 4/22/24,
Cost $3,195 (1)(2)(3) 489,761 3,195

T. ROWE PRICE Health Sciences Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
FOG Pharma, Series C, Acquisition Date: 1/11/21 - 8/2/21,
Cost $6,251 (1)(2)(3) 431,391 3,662
FOG Pharma, Series D, Acquisition Date: 11/17/22,
Cost $6,622 (1)(2)(3) 615,203 4,517
FOG Pharma, Series E, Acquisition Date: 2/29/24,
Cost $1,941 (1)(2)(3) 311,589 1,941
Generate Bio, Series B, Acquisition Date: 9/2/21,
Cost $22,096 (1)(2)(3) 1,864,632 22,096
Generate Bio, Series C, Acquisition Date: 5/9/23,
Cost $4,412 (1)(2)(3) 372,360 4,412
Genesis Therapeutics, Series A, Acquisition Date: 11/24/20,
Cost $4,236 (1)(2)(3) 829,412 4,236
Genesis Therapeutics, Series B, Acquisition Date: 8/10/23,
Cost $10,152 (1)(2)(3) 1,987,585 10,152
Insitro, Series B, Acquisition Date: 5/21/20, Cost $5,505 (1)(2)
(3) 883,580 16,162
Insitro, Series C, Acquisition Date: 4/7/21, Cost $10,762 (1)(2)
(3) 588,382 10,762
Kartos Therapeutics, Series C, Acquisition Date: 8/22/23,
Cost $10,592 (1)(2)(3) 1,873,841 10,593
Laronde, Series B, Acquisition Date: 7/28/21, Cost $32,757 (1)
(2)(3) 1,169,887 4,914
Obsidian Therapeutics, Series C, Acquisition Date: 3/27/24,
Cost $8,821 (1)(2)(3) 4,647,794 8,821
Odyssey Therapeutics, Series B, Acquisition Date: 5/13/22,
Cost $7,048 (1)(2)(3) 1,115,915 5,803
Odyssey Therapeutics, Series C, Acquisition Date: 10/25/23,
Cost $530 (1)(2)(3) 105,905 530
Ring Therapeutics, Series B, Acquisition Date: 4/12/21,
Cost $9,004 (1)(2)(3) 978,705 9,004
Ring Therapeutics, Series C, Acquisition Date: 10/7/22,
Cost $4,414 (1)(2)(3) 479,818 4,414
SalioGen Therapeutics, Series B, Acquisition Date: 12/10/21,
Cost $11,024 (1)(2)(3) 104,129 6,062
Scribe Therapeutics, Series B, Acquisition Date: 3/17/21,
Cost $6,219 (1)(2)(3) 1,027,755 6,219
Sionna Therapeutics, Series B, Acquisition Date: 2/2/22,
Cost $5,284 (1)(2)(3) 541,277 5,284
Sionna Therapeutics, Series C, Acquisition Date: 3/4/24,
Cost $1,764 (1)(2)(3) 180,663 1,764
Tessera Therapeutics, Series C, Acquisition Date: 2/25/22,
Cost $7,915 (1)(2)(3) 387,032 7,915
Treeline Biosciences, Series A, Acquisition Date: 4/9/21 -
9/26/22, Cost $18,552 (1)(2)(3) 2,370,150 18,552
Total Biotechnology 285,546

T. ROWE PRICE Health Sciences Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONSUMER NONDURABLES  0.2%
Biotechnology  0.1%
Nutcracker Therapeutics, Series C, Acquisition Date: 8/27/21,
Cost $11,050 (1)(2)(3) 1,027,785 11,050
11,050
Health Care Services  0.1%
Capsule, Series 1-D, Acquisition Date: 4/7/21, Cost $12,364 (1)
(2)(3) 853,213 1,945
Capsule, Series E, Acquisition Date: 1/10/23, Cost $2,658 (1)
(2)(3) 906,656 2,067
Color Health, Series D, Acquisition Date: 12/17/20,
Cost $11,180 (1)(2)(3) 296,922 5,256
Color Health, Series D-1, Acquisition Date: 1/13/20,
Cost $9,358 (1)(2)(3) 438,696 5,260
Color Health, Series E, Acquisition Date: 10/26/21,
Cost $4,414 (1)(2)(3) 44,149 1,744
16,272
Total Consumer Nondurables 27,322
LIFE SCIENCES  0.8%
Life Sciences  0.8%
Cellanome, Series A, Acquisition Date: 12/30/21,
Cost $11,023 (1)(2)(3)(6) 1,993,387 14,930
Chromacode, Series D-1, Acquisition Date: 2/28/22,
Cost $2,202 (1)(2)(3) 3,137,582 659
Chromacode, Series D-2, Acquisition Date: 2/28/22,
Cost $2,202 (1)(2)(3) 3,137,581 1,443
Clear Labs, Series C, Acquisition Date: 5/13/21,
Cost $13,294 (1)(2)(3) 3,830,773 2,375
DNA Script, Series C, Acquisition Date: 12/16/21, Cost $21,371
(EUR) (1)(2)(3) 25,201 7,786
Element Biosciences, Series C, Acquisition Date: 6/21/21,
Cost $17,704 (1)(2)(3) 861,217 8,345
Element Biosciences, Series D, Acquisition Date: 6/28/24,
Cost $2,207 (1)(2)(3) 281,354 2,207
Element Biosciences, Series D-1, Acquisition Date: 6/28/24,
Cost $2,207 (1)(2)(3) 281,354 2,207
Inscripta, Series E, Acquisition Date: 3/30/21, Cost $12,829 (1)
(2)(3) 1,452,941 2,717
Lumicks Tech, Series D, Acquisition Date: 4/14/21,
Cost $8,875 (1)(2)(3) 4,954 4,495
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $16,458 (1)(2)(3) 1,204,832 55,988

T. ROWE PRICE Health Sciences Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $18,956 (1)(2)(3) 426,855 19,836
Total Life Sciences 122,988
PRODUCTS & DEVICES  0.3%
Capital Equipment  0.1%
Reflexion Medical, Series C, Acquisition Date: 4/3/18,
Cost $4,243 (1)(2)(3) 2,507,885 4,314
Reflexion Medical, Series D, Acquisition Date: 4/3/20,
Cost $2,142 (1)(2)(3) 1,123,437 1,966
Reflexion Medical, Series E, Acquisition Date: 3/1/22,
Cost $4,403 (1)(2)(3) 1,857,286 3,343
Reflexion Medical, Series F, Acquisition Date: 11/13/23,
Cost $2,690 (1)(2)(3) 1,794,104 2,368
11,991
Implants  0.1%
Kardium, Series D-5, Acquisition Date: 11/29/18,
Cost $8,574 (1)(2)(3)(6) 8,849,057 7,522
Kardium, Series D-6, Acquisition Date: 1/8/21, Cost $12,516 (1)
(2)(3)(6) 12,320,393 10,472
17,994
Other Products & Devices  0.1%
Saluda Medical, Series D, Acquisition Date: 1/20/22,
Cost $8,809 (1)(2)(3) 690,617 7,348
Saluda Medical, Series E, Acquisition Date: 4/6/23,
Cost $4,353 (1)(2)(3) 539,186 5,214
12,562
Total Products & Devices 42,547
SERVICES  0.5%
Information  0.0%
Cleerly, Series C, Acquisition Date: 7/8/22, Cost $6,904 (1)(2)
(3) 586,029 5,257
5,257
Other Services  0.4%
Caris Life Sciences, Series C, Acquisition Date: 8/14/20,
Cost $10,374 (1)(2)(3) 3,758,668 13,682
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $18,471 (1)(2)(3) 2,280,334 8,300
Freenome Holdings, Series B, Acquisition Date: 6/24/19,
Cost $7,103 (1)(2)(3) 1,558,570 8,650
Freenome Holdings, Series C, Acquisition Date: 8/14/20,
Cost $6,139 (1)(2)(3) 928,231 5,152

T. ROWE PRICE Health Sciences Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Freenome Holdings, Series D, Acquisition Date: 11/22/21,
Cost $3,971 (1)(2)(3) 526,504 2,933
Freenome Holdings, Series F, Acquisition Date: 1/26/24,
Cost $1,322 (1)(2)(3) 178,707 992
PrognomIQ, Series A-4, Acquisition Date: 11/15/19,
Cost $1,356 (1)(2)(3)(6) 593,540 1,816
PrognomIQ, Series A-5, Acquisition Date: 5/12/20,
Cost $1,174 (1)(2)(3)(6) 513,797 1,572
PrognomIQ, Series B, Acquisition Date: 9/11/20,
Cost $8,533 (1)(2)(3)(6) 3,734,140 11,426
PrognomIQ, Series C, Acquisition Date: 2/16/22,
Cost $3,498 (1)(2)(3)(6) 1,143,244 3,498
58,021
Providers  0.1%
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $7,539 (1)(2)(3) 3,130,941 5,354
Honor Technology, Series E, Acquisition Date: 9/29/21,
Cost $6,626 (1)(2)(3) 2,095,807 3,584
8,938
Total Services 72,216
Total Convertible Preferred Stocks (Cost $605,466) 550,619
PREFERRED STOCKS  0.2%
LIFE SCIENCES  0.2%
Life Sciences  0.2%
Sartorius (EUR)  101,906 23,855
Total Life Sciences 23,855
Total Preferred Stocks (Cost $14,477) 23,855
SHORT-TERM INVESTMENTS  0.1%
Money Market Funds  0.1%
T. Rowe Price Government Reserve Fund, 5.38% (6)(7) 12,862,939 12,863
Total Short-Term Investments (Cost $12,863) 12,863
Total Investments in Securities
100.1% of Net Assets
(Cost $7,644,861) $ 14,909,748

T. ROWE PRICE Health Sciences Fund

‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 2. Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $698,079 and represents 4.7% of net assets.
(4) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(5) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $12,907 and represents 0.1% of net assets.
(6) Affiliated Companies
(7) Seven-day yield
ADR American Depositary Receipts
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
JPY Japanese Yen
PIPE Private Investment in Public Equity

T. ROWE PRICE Health Sciences Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Bluejay Therapeutics, Series C  $ — $ — $ —
Bluejay Therapeutics, Series C-1  — — —
Cellanome, Series A  — — —
Kardium, 10.00%
, 12/31/26
— — 51
Kardium, Series D-5  — — —
Kardium, Series D-6  — — —
PrognomIQ, Series A-4  — — —
PrognomIQ, Series A-5  — — —
PrognomIQ, Series B  — — —
PrognomIQ, Series C  — — —
T. Rowe Price Government Reserve Fund,
5.38% — — 448
Totals $ —# $ — $ 499+

T. ROWE PRICE Health Sciences Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
06/30/24
Bluejay Therapeutics, Series
C  $ — $ 16,506 $ — $ 16,506
Bluejay Therapeutics, Series
C-1  — 1,135 — 1,135
Cellanome, Series A  14,930 — — 14,930
Kardium, 10.00%, 12/31/26  — 5,292 — 5,292
Kardium, Series D-5  7,522 — — 7,522
Kardium, Series D-6  10,472 — — 10,472
PrognomIQ, Series A-4  1,816 — — 1,816
PrognomIQ, Series A-5  1,572 — — 1,572
PrognomIQ, Series B  11,426 — — 11,426
PrognomIQ, Series C  3,498 — — 3,498
T. Rowe Price Government
Reserve Fund, 5.38% 196,318  ¤  ¤ 12,863
Total $ 87,032^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $499 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $82,470.

T. ROWE PRICE Health Sciences Fund
June 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $7,644,861) $ 14,909,748
Receivable for investment securities sold 34,262
Dividends and interest receivable 6,634
Receivable for shares sold 5,196
Cash 410
Foreign currency (cost $318) 316
Other assets 5,141
Total assets 14,961,707
Liabilities
Payable for investment securities purchased 41,317
Payable for shares redeemed 9,020
Investment management fees payable 7,715
Due to affiliates 534
Payable to directors 12
Other liabilities 1,120
Total liabilities 59,718
NET ASSETS $ 14,901,989
Net Assets Consist of:
Total distributable earnings (loss) $ 8,459,719
Paid-in capital applicable to 156,877,009 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 6,442,270
NET ASSETS $ 14,901,989
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $9,013,844; Shares outstanding: 95,004,675) $ 94.88
I Class
(Net assets: $5,888,145; Shares outstanding: 61,872,334) $ 95.17

T. ROWE PRICE Health Sciences Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
6/30/24
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $76) $ 59,449
.
  Interest 217
Other 18
Total income 59,684
Expenses
Investment management 47,214
Shareholder servicing
Investor Class $ 6,890
I Class 741 7,631
Prospectus and shareholder reports
Investor Class 99
I Class 16 115
Custody and accounting 225
Registration 50
Legal and audit 37
Directors 25
Miscellaneous 261
Total expenses 55,558
Net investment income 4,126

T. ROWE PRICE Health Sciences Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 1,133,221
Foreign currency transactions (55)
Net realized gain 1,133,166
Change in net unrealized gain / loss
Securities 6,492
Other assets and liabilities denominated in foreign currencies (253)
Change in net unrealized gain / loss 6,239
Net realized and unrealized gain / loss 1,139,405
INCREASE IN NET ASSETS FROM OPERATIONS $ 1,143,531

T. ROWE PRICE Health Sciences Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/24
Year
Ended
12/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) $ 4,126 $ (6,121)
Net realized gain 1,133,166 1,038,740
Change in net unrealized gain / loss 6,239 (615,923)
Increase in net assets from operations 1,143,531 416,696
Distributions to shareholders
Net earnings
Investor Class – (456,959)
I Class – (280,130)
Decrease in net assets from distributions – (737,089)
Capital share transactions
*
Shares sold
Investor Class 292,008 677,319
I Class 319,277 390,889
Distributions reinvested
Investor Class – 438,273
I Class – 261,418
Shares redeemed
Investor Class (1,081,631) (2,038,395)
I Class (482,856) (870,442)
Decrease in net assets from capital share
transactions (953,202) (1,140,938)
Net Assets
Increase (decrease) during period 190,329 (1,461,331)
Beginning of period 14,711,660 16,172,991
End of period $ 14,901,989 $ 14,711,660
*Share information (000s)
Shares sold
Investor Class 3,169 7,655
I Class 3,455 4,410
Distributions reinvested
Investor Class – 5,101
I Class – 3,035
Shares redeemed
Investor Class (11,745) (23,128)
I Class (5,214) (9,858)
Decrease in shares outstanding (10,335) (12,785)

T. ROWE PRICE Health Sciences Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Health Sciences Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-
end management investment company. The fund seeks long-term capital appreciation. The fund has two classes of shares: the Health Sciences Fund
(Investor Class) and the Health Sciences Fund–I Class (I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes;
and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders

T. ROWE PRICE Health Sciences Fund

are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4
p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe
Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Health Sciences Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial

T. ROWE PRICE Health Sciences Fund

instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

T. ROWE PRICE Health Sciences Fund

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on June 30,
2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 14,026,661 $ 246,768 $ 24,610 $ 14,298,039
Convertible Bonds — 12,907 11,465 24,372
Convertible Preferred Stocks — — 550,619 550,619
Preferred Stocks — 23,855 — 23,855
Short-Term Investments 12,863 — — 12,863
Total $ 14,039,524 $ 283,530 $ 586,694 $ 14,909,748

T. ROWE PRICE Health Sciences Fund

Following is a reconciliation of the fund’s Level 3 holdings for the six months ended June 30, 2024. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at June 30, 2024, totaled $(52,447,000) for the six months ended June 30, 2024.
o
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument.
Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Beginning
Balance
12/31/23
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Ending
Balance
6/30/24
Investment in Securities
Common Stocks $ 31,697 $ 274 $ 707 $ (8,068) $ 24,610
Convertible Bonds — — 11,465 — 11,465
Convertible Preferred
Stocks 654,058 (104,239) 44,395 (43,595) 550,619
Total $ 685,755 $ (103,965) $ 56,567 $ (51,663) $ 586,694

T. ROWE PRICE Health Sciences Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$ 24,610 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
5%
- 100%
46% Decrease
Market
comparable
Enterprise
value to sales
multiple
1.7x
– 7.9x
6.1x Increase
Sales growth
rate
20% 20% Increase
Enterprise
value to gross
profit multiple
4.7x 4.7x Increase
Discount
for lack of
marketability
10% 10% Decrease
Expected
present value
Discount rate
for cost of
equity
7% 7% Decrease
Discount for
regulatory
uncertainty
29% 29% Decrease
Options pricing
model
Private
company
valuation
—# —# —#
Risk-free rate 4% 4% Increase
Volatility 33% 33% Increase
Convertible
Bonds
$ 11,465 Recent
comparable
transaction
price(s)
—# —# —# —#

T. ROWE PRICE Health Sciences Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Convertible
Preferred
Stocks
$ 550,619 Recent
comparable
transaction
price(s)
—# —# —# —#
Conversion
ratio
—# —# —#
Discount for
dilution
12% 12% Decrease
Discount for
uncertainty
25%
-100%
41% Decrease
Market
comparable
Premium for
liquidation
preference
—# —# —#
Conversion
ration
—# —# —#
Premium to
public company
multiples
59%
- 147%
102% Increase
Enterprise
value to sales
multiple
1.6x
– 8.7x
6.6x Increase
Projected
enterprise
value to sales
multiple
3.6x
– 8.7x
7.2x Increase
Sales growth
rate
7%
- 124%
63% Increase
Enterprise
value to gross
profit multiple
4.9x
– 21.6x
15.8x Increase
Projected
enterprise
value to gross
profit multiple
6.8x
– 21.6x
16.7x Increase
Gross profit
growth rate
23%
- 171%
95% Increase

T. ROWE PRICE Health Sciences Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Enterprise
value to
EBITDA
multiple
11.5x
– 16.1x
13.8x Increase
EBITDA growth
rate
56% 56% Increase
Projected
enterprise
value to
EBITDA
multiple
37.6x 37.6x Increase
Probability
for potential
outcome
10%
- 70%
35% Increase
Discount to
public company
multiples
43%
- 52%
48% Decrease
Discount rate
for cost of
capital
10%
- 30%
16% Decrease
Discount for
uncertainty
45%
- 100%
86% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
model
Private
company
valuation
—# —# —#
Risk-free rate 4% 4% Increase
Volatility 41% 41% Increase

T. ROWE PRICE Health Sciences Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $4,899,436,000 and
$5,693,865,000, respectively, for the six months ended June 30, 2024.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

T. ROWE PRICE Health Sciences Fund

At June 30, 2024, the cost of investments (including derivatives, if any)
for federal income tax purposes was $7,847,662,000. Net unrealized gain aggregated $7,062,186,000 at period-end, of which $7,824,297,000 related to appreciated investments and $762,111,000 related to depreciated investments.
NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee equal to 0.35%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2024, the effective annual group fee rate was 0.29%. Effective May 1, 2021, Price Associates has contractually agreed, at least through February 28, 2027, to waive a portion of its management fee so that an individual fund fee of 0.2975% is applied to the fund’s average daily net assets that are equal to or greater than $25 billion.

T. ROWE PRICE Health Sciences Fund

Thereafter, this agreement will automatically renew for one-year terms unless terminated by the fund’s Board. Any fees waived under this agreement are not subject to reimbursement to Price Associates by the fund. No management fees were waived under this arrangement for the six months ended June 30, 2024.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class's ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class's net assets grow or expenses decline sufficiently to allow repayment without causing the class's net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class's current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE Health Sciences Fund

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the six months ended June 30,
2024, expenses incurred pursuant to these service agreements were $60,000 for Price Associates; $3,239,000 for T. Rowe Price Services, Inc.; and $230,000
for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the six months ended June 30, 2024, the fund was reimbursed $9,000 for shareholder servicing costs related to the college savings plans, which is net of a reimbursement by Price of $16,000. All amounts due to and due from Price, exclusive of investment management fees payable, are
Investor
Class I Class
Expense limitation/I Class Limit 0.99% 0.05%
Expense limitation date 04/30/26 04/30/26
(Waived)/repaid during the period ($000s) $— $—

T. ROWE PRICE Health Sciences Fund

presented net on the accompanying Statement of Assets and Liabilities. At
June 30, 2024, approximately 1% of the outstanding shares of the I Class were held by college savings plans.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
As of June 30, 2024, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 187,835 shares of the I Class, representing less than 1% of the I Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic

T. ROWE PRICE Health Sciences Fund

regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Health Sciences Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 11–12, 2024 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance;
maintaining the fund’s records and registrations; and shareholder communications.
The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory
Contract.

T. ROWE PRICE Health Sciences Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2023.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2023, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, the length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted
that during 2023 the Adviser paid the costs of research services for all client accounts that it advises, including the T. Rowe Price funds. However, effective
January 1, 2024, the Adviser will begin using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Health Sciences Fund

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds
(including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations. The group fee rate decreases as total T. Rowe Price fund assets grow, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds, thus allowing shareholders of those funds to share potential economies of scale. The fund’s individual fund fee contains a breakpoint that reduces the individual fund fee rate once the fund’s assets reach a certain level and provides additional opportunities for sharing potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Expense Group) and (ii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Health Sciences Fund

rate (which reflects the management fees actually received from the fund by the
Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the second quintile (Expense Group), the fund’s actual management fee rate ranked in the second quintile (Expense Group and Expense Universe), and the fund’s total expenses ranked in the second quintile (Expense Group and Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors;
subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the
Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Health Sciences Fund

Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F114-051 8/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR and/or the Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Health Sciences Fund

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 20, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 20, 2024